Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Other income and expenses
Currency losses	€ 1	€ 34
Total other operating expenses	€ 1	€ 34	€ 86